COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of commitments to purchase certain computer and network equipment and construction-in-progress
Purchase Commitments

As of December 31, 2021, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

	RMB	US$
For the year ending December 31,
2022	1,586,604	248,973
2023 and thereafter	32,725	5,135
	1,619,329	254,108

Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity
Purchase Commitments

As of December 31, 2021, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
For the year ending December 31,
2022	698,586	109,623
2023	110,779	17,384
2024	64,525	10,125
2025	2,314	363
2026	2,314	363
2027 and thereafter	3,355	526
	881,873	138,384